Investment Strategy - Franklin BSP CLO ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets in collateralized loan obligations (“CLOs”). A CLO is a vehicle that issues primarily floating-rate, and sometimes fixed-rate, debt securities that are collateralized primarily by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans (which may also be unrated loans), or below investment grade debt securities (also known as “junk bonds”). Under normal market conditions, the Fund predominantly invests in investment grade-rated debt tranches of CLOs. Investment grade CLO securities are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better), Fitch Ratings (rated BBB- or higher) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. In addition, under normal market conditions, the Fund generally only invests up to 5% of its net assets in CLO securities rated below BB- or Ba3 at the time of purchase, or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. The Fund will not invest in any CLO equity security. After purchase, a CLO may have its rating reduced. In such cases, the Fund will consider whether to continue to hold the CLO. The portfolio management team may also seek to take advantage of mispricing in the secondary market of CLO securities, including during unusual market conditions, market dislocations and other periods of market stress (which may include the downgrade in the ratings of numerous CLOs). In such circumstances, the Fund may invest a greater percentage of its net assets in below investment grade CLO securities, including a greater percentage in those rated below BB- or Ba3.

The Fund may purchase CLO securities both in the primary markets (e.g., purchased directly from the issuer) and secondary markets. The Fund may invest in CLO securities of any maturity. The Fund is actively managed and does not seek to track the performance of any particular index.

The Fund predominantly invests in U.S. and European CLOs. The Fund invests in CLO securities that are U.S. dollar denominated as well as CLO securities that are denominated in foreign currencies (such as EUR). To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.

The Fund may invest in currency forward contracts and currency futures contracts for purpose of hedging any foreign currency exposure from non-U.S. denominated

CLO securities. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Fund may also enter into reverse repurchase agreements with brokers, dealers, banks or other financial institutions, whereby the Fund will “sell” securities to a counterparty, subject to the obligation of the Fund to repurchase such securities for a mutually agreed upon price based on the price paid by the counterparty plus interest at a negotiated rate. Reverse repurchase agreements will predominantly be used to manage Fund liquidity.

The Fund may also invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, or other ETFs (including affiliated ETFs), while deploying new capital, for liquidity management purposes, in managing redemptions or for defensive purposes, including navigating unusual market conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The portfolio management team utilizes a combination of a “top-down”, macroeconomic-driven investment approach and a fundamental “bottom-up” approach, which leverages the team’s extensive structured credit experience. The team’s active portfolio management includes dynamic allocations based on the best relative value across the debt capital structure and regions. The team employs a defensive approach, seeking to generate returns through CLO interest payments while also actively trading to take advantage of price inefficiencies in the CLO market. The team constantly monitors for the best relative value across U.S. and European markets. The investment process utilizes proprietary tools and systems and incorporates fundamental views on individual loans and bonds within each CLO and CLO documentation, structure and manager considerations.